Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,602	$ 3,374	$ 4,656	$ 4,049
Additions	458	437	2,073
Real-estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,859	6,474	6,246
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 220	$ 220	$ 767